Financial Instruments - Additional disclosure (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments
Interest income on financial assets not at FVTPL	$ 3,047	$ 3,499	$ 3,512
Interest income on financial assets classified at FVTPL	163	218	200
Total interest income	3,210	3,717	3,712
Interest expense on financial liabilities not at FVTPL	2,493	1,640	1,564
Interest expense on financial liabilities classified at FVTPL	0	0	0
Total interest expense	2,493	1,640	1,564
Dividend income on financial assets at FVTPL	166	146	268
Dividend income on financial assets classified not at FVTPL	0	0	0
Net loss on financial assets at FVTPL	(568)	(2,803)	(2,436)
Loss on loan payable at FVTPL	$ 1,197	$ (360)	$ (141)